Pension and Other Post-Retirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of net periodic benefit cost changes in plan assets and benefit obligations recognized in other comprehensive loss

	Three Months Ended March 31,
	2020	2019
Service cost	$226	$221
Interest cost	79	78
Expected return on plan assets	(40)	(40)
Amortization of actuarial gains	(19)	(18)
Net periodic benefit cost	$246	$241

	December 31,
	2019	2018	2017
Service cost	$870	$888	$442
Interest cost	311	283	168
Expected return on plan assets	(157)	(150)	—
Amortization of actuarial gains	(76)	(78)	(4)
Settlement	7	—	—
Net periodic benefit cost	$955	$943	$606